UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
 (Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor, New York, New York 10177-1099
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham, 250 Park Avenue, 10th Floor, New York, New York 10177-1099
 (Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.6%)
Biotechnology (6.4%)
Gilead Sciences, Inc. †	87,500	$6,755,875
Capital Markets (0.8%)
Oaktree Capital Group LLC, Class A	20,000	828,000
Commercial Services & Supplies (0.1%)
Clean Harbors, Inc. *	2,000	143,160
Communications Equipment (10.2%)
KVH Industries, Inc. *	500,000	6,550,000
ViaSat, Inc. * †	64,500	4,124,775
		10,674,775
Diversified Manufacturing (0.1%)
DIRTT Environmental Solutions (Canada) *	11,500	58,139
Electrical Equipment (0.8%)
Vicor Corp. *	17,500	805,000
Electronic Equipment, Instruments & Components (5.6%)
Corning, Inc.	35,000	1,235,500
FLIR Systems, Inc.	8,500	522,495
Frequency Electronics, Inc. *	45,000	466,650
II-VI, Inc. *	4,000	189,200
IPG Photonics Corp. *	6,250	975,438
National Instruments Corp.	20,800	1,005,264
nLight, Inc. *	3,500	77,735
Orbotech Ltd. (Israel) *	3,000	178,320
Vishay Intertechnology, Inc.	60,000	1,221,000
		5,871,602
Energy Equipment & Services (1.6%)
Aspen Aerogels, Inc. *	300,000	1,371,000
Core Laboratories NV (Netherlands)	500	57,915
Schlumberger Ltd. (Netherlands)	5,000	304,600
		1,733,515
Entertainment (0.9%)
World Wrestling Entertainment, Inc., Class A	9,500	918,935
Health Care Equipment & Supplies (8.4%)
Becton Dickinson & Co.	21,500	5,611,500
CryoPort, Inc. *	62,500	800,625
GenMark Diagnostics, Inc. *	30,000	220,500
Medtronic PLC (Ireland)	22,500	2,213,325
		8,845,950
Household Durables (0.0%)
Sonos, Inc. *	2,812	45,104
Household Products (0.7%)
Oil-Dri Corp. of America	18,500	713,360
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	416,000
Insurance (0.2%)
Markel Corp. *	150	178,274

IT Services (2.6%)
Akamai Technologies, Inc. * †	36,500	2,669,975
NIC, Inc.	1,500	22,200
		2,692,175
Life Sciences Tools & Services (9.2%)
Thermo Fisher Scientific, Inc. †	39,500	9,641,160
Media (3.9%)
Comcast Corp., Class A	115,000	4,072,150
Oil, Gas & Consumable Fuels (0.6%)
Hess Corp.	7,500	536,850
Navigator Holdings Ltd. (Marshall Islands) *	5,000	60,500
		597,350
Pharmaceuticals (0.6%)
Agile Therapeutics, Inc. *	100,000	36,650
Corium International, Inc. *	65,000	618,150
		654,800
Professional Services (1.0%)
WageWorks, Inc. *	24,500	1,047,375
Semiconductors & Semiconductor Equipment (19.0%)
Applied Materials, Inc.	7,500	289,875
Aquantia Corp. *	41,500	530,785
Entegris, Inc.	143,500	4,154,325
FormFactor, Inc. *	345,000	4,743,750
Lam Research Corp.	2,500	379,250
MKS Instruments, Inc.	25,000	2,003,750
Nova Measuring Instruments Ltd. (Israel) *	58,500	1,539,135
PDF Solutions, Inc. *	480,000	4,334,400
Photronics, Inc. *	162,500	1,600,625
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,000	220,800
Ultra Clean Holdings, Inc. *	10,000	125,500
		19,922,195
Software (10.6%)
The Trade Desk, Inc., Class A *	10,000	1,509,100
2U, Inc. *	4,000	300,760
Altair Engineering, Inc., Class A *	2,996	130,176
Amber Road, Inc. *	449,800	4,327,076
Appian Corp., Class A *	10,000	331,000
Carbon Black, Inc. *	1,387	29,377
Coupa Software, Inc. *	5,500	435,050
Everbridge, Inc. *	7,500	432,300
Pluralsight, Inc. *	6,000	192,000
Q2 Holdings, Inc. *	20,000	1,211,000
Red Hat, Inc. *	9,000	1,226,520
Tenable Holdings, Inc. *	5,645	219,477
Zuora, Inc. *	33,700	778,807
		11,122,643
Specialty Retail (6.2%)
CarMax, Inc. * †	87,000	6,496,290
Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	2,700	609,498
Electronics for Imaging, Inc. *	66,500	2,266,320
Super Micro Computer, Inc. *	195,000	4,018,950
		6,894,768

Trading Companies & Distributors (2.1%)
Air Lease Corp., Class A	47,500	2,179,300
Total Common Stocks
(Cost $43,712,263)		$103,307,895

Short-Term Investments (1.6%)
Money Market Fund (1.6%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.91% (a)
(Cost $1,659,953)	1,659,953	1,659,953

Total Investments (100.2%)
(Cost $45,372,216)		104,967,848
Total Securities Sold Short (-6.2%)		(6,501,345)
(Proceeds $2,234,548)
Other Assets in Excess of Liabilities (6.0%)		6,279,438
Net Assets (100.0%)		$104,745,941

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2018
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,538,375.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)

	Shares	Value
Securities Sold Short (-6.2%)
Automobiles (-0.1%)
Tesla, Inc. *	500	$132,385
Communications Equipment (-4.5%)
Ubiquiti Networks, Inc.	47,250	4,671,135
Consumer Finance (-1.4%)
Medallion Financial Corp. *	227,500	1,512,875
Insurance (-0.2%)
Health Insurance Innovations, Inc., Class A *	3,000	184,950
Total Securities Sold Short (-6.2%)
(Proceeds $2,234,548)		6,501,345

*	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (99.0%)
Biotechnology (0.1%)
Gilead Sciences, Inc.	500	$38,605
Building Products (0.2%)
Alpha Pro Tech Ltd. *	39,000	138,450
Commercial Services & Supplies (0.8%)
Ecology and Environment, Inc., Class A	32,500	433,875
Communications Equipment (10.0%)
KVH Industries, Inc. * †	369,400	4,839,140
ViaSat, Inc. * †	11,000	703,450
		5,542,590
Diversified Manufacturing (2.4%)
DIRTT Environmental Solutions (Canada) *	260,000	1,314,443
Electrical Equipment (4.6%)
Vicor Corp. *	56,227	2,586,442
Electronic Equipment, Instruments & Components (3.9%)
Frequency Electronics, Inc. *	15,293	158,588
II-VI, Inc. *	500	23,650
IPG Photonics Corp. *	7,000	1,092,490
National Instruments Corp.	9,000	434,970
nLight, Inc. *	1,523	33,826
Orbotech Ltd. (Israel) *	2,000	118,880
Vishay Precision Group, Inc. *	8,000	299,200
		2,161,604
Energy Equipment & Services (1.0%)
Aspen Aerogels, Inc. *	125,000	571,250
Entertainment (0.8%)
World Wrestling Entertainment, Inc., Class A	4,500	435,285
Health Care Equipment & Supplies (3.5%)
Becton Dickinson & Co.	1,250	326,250
CryoPort, Inc. *	45,000	576,450
Invuity, Inc. *	12,400	91,760
LeMaitre Vascular, Inc.	25,000	968,500
		1,962,960
Health Care Technology (1.3%)
Omnicell, Inc. *	10,000	719,000
Household Durables (0.1%)
iRobot Corp. *	500	54,960
Sonos, Inc. *	1,530	24,541
		79,501
Household Products (3.1%)
Oil-Dri Corp. of America	44,100	1,700,496
Insurance (0.4%)
Markel Corp. *	175	207,986
Interactive Media & Services (0.0%)
Eventbrite, Inc. *	500	18,985

IT Services (3.7%)
Akamai Technologies, Inc. * †	28,000	2,048,200
NIC, Inc.	1,000	14,800
		2,063,000
Media (0.3%)
comScore, Inc. *	10,000	182,300
Professional Services (2.8%)
CRA International, Inc.	5,000	251,100
WageWorks, Inc. * †	30,000	1,282,500
		1,533,600
Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc.	2,000	865,780
Real Estate Management & Development (0.1%)
Redfin Corp. *	1,637	30,612
Semiconductors & Semiconductor Equipment (26.9%)
Aquantia Corp. *	6,400	81,856
Entegris, Inc.	157,000	4,545,150
FormFactor, Inc. *	170,000	2,337,500
Ichor Holdings Ltd. (Cayman Islands) *	1,000	20,420
MKS Instruments, Inc.	23,000	1,843,450
Nova Measuring Instruments Ltd. (Israel) * †	63,000	1,657,530
PDF Solutions, Inc. * †	367,500	3,318,525
Photronics, Inc. *	97,750	962,838
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	3,500	154,560
Ultra Clean Holdings, Inc. *	2,000	25,100
		14,946,929
Software (15.8%)
The Trade Desk, Inc., Class A *	5,000	754,550
2U, Inc. *	2,000	150,380
Altair Engineering, Inc., Class A *	1,620	70,389
Amber Road, Inc. * †	163,550	1,573,351
Appian Corp., Class A *	7,000	231,700
Carbon Black, Inc. *	777	16,457
Coupa Software, Inc. *	2,500	197,750
Everbridge, Inc. *	5,000	288,200
GSE Systems, Inc. *^	1,120,000	4,032,000
Pluralsight, Inc. *	5,000	160,000
Q2 Holdings, Inc. *	12,000	726,600
Tenable Holdings, Inc. *	3,096	120,372
Zuora, Inc. *	19,300	446,023
		8,767,772
Specialty Retail (2.7%)
CarMax, Inc. * †	20,500	1,530,735
Technology Hardware, Storage & Peripherals (12.8%)
Apple, Inc. †	20,750	4,684,105
Electronics for Imaging, Inc. *	17,500	596,400
Super Micro Computer, Inc. * †	88,350	1,820,894
		7,101,399

Trading Companies & Distributors (0.1%)
Air Lease Corp., Class A	1,000	45,880
Total Common Stocks
(Cost $24,438,067)		$54,979,479

Short-Term Investments (1.1%)
Money Market Fund (1.1%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.91% (a)
(Cost $625,511)	625,511	625,511

Total Investments (100.1%)
(Cost $25,063,578)		55,604,990
Total Securities Sold Short (-7.6%)		(4,196,095)
(Proceeds $1,816,829)
Other Assets in Excess of Liabilities (7.5%)		4,165,265
Net Assets (100.0%)		$55,574,160

*	Non-income producing security.
^	Affiliated Security. Please refer to Note 6 of the Notes to Financial Statements.
(a)	Rate shown is the seven day yield as of September 30, 2018
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,078,170.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)

	Shares	Value
Securities Sold Short (-7.6%)
Automobiles (-0.3%)
Tesla, Inc. *	500	$132,385
Communications Equipment (-4.0%)
Ubiquiti Networks, Inc.	22,250	2,199,635
Consumer Finance (-3.0%)
Medallion Financial Corp. *	252,500	1,679,125
Insurance (-0.3%)
Health Insurance Innovations, Inc., Class A *	3,000	184,950
Total Securities Sold Short (-7.6%)
(Proceeds $1,816,829)		4,196,095

*	Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (82.7%)
Airlines (1.8%)
Hawaiian Holdings, Inc.	15,000	$601,500
Biotechnology (0.2%)
Exact Sciences Corp. *	1,000	78,920
Communications Equipment (7.1%)
EMCORE Corp. *	300,000	1,425,000
KVH Industries, Inc. * †	42,500	556,750
Quantenna Communications, Inc. *	12,500	230,625
ViaSat, Inc. *	3,000	191,850
		2,404,225
Diversified Manufacturing (0.2%)
DIRTT Environmental Solutions (Canada) *	11,500	58,139
Electronic Equipment, Instruments & Components (8.3%)
Coherent, Inc. *	1,000	172,190
Frequency Electronics, Inc. *	125,000	1,296,250
II-VI, Inc. *	5,000	236,500
IPG Photonics Corp. *	1,500	234,105
nLight, Inc. *	7,000	155,470
Orbotech Ltd. (Israel) *	4,000	237,760
Vishay Precision Group, Inc. *	12,900	482,460
		2,814,735
Energy Equipment & Services (4.8%)
Aspen Aerogels, Inc. *	360,000	1,645,200
Health Care Equipment & Supplies (10.4%)
CryoPort, Inc. *	20,000	256,200
GenMark Diagnostics, Inc. *	130,000	955,500
Invuity, Inc. *	312,639	2,313,529
		3,525,229
Household Durables (0.5%)
Roku, Inc., Class A *	2,000	146,060
Sonos, Inc. *	845	13,554
		159,614
Household Products (0.3%)
Oil-Dri Corp. of America	2,500	96,400
IT Services (0.4%)
Twilio, Inc., Class A *	1,500	129,420
Media (0.3%)
comScore, Inc. *	5,000	91,150
Oil, Gas & Consumable Fuels (1.7%)
Hess Corp.	2,250	161,055
Navigator Holdings Ltd. (Marshall Islands) *	35,000	423,500
		584,555
Pharmaceuticals (1.7%)
Agile Therapeutics, Inc. *	130,375	47,782
Corium International, Inc. *	55,000	523,050
		570,832

Professional Services (0.9%)
WageWorks, Inc. *	7,250	309,937
Semiconductors & Semiconductor Equipment (25.6%)
Advanced Energy Industries, Inc. *	8,000	413,200
Aquantia Corp. *	100,000	1,279,000
FormFactor, Inc. *	37,500	515,625
Ichor Holdings Ltd. (Cayman Islands) *	1,000	20,420
MKS Instruments, Inc.	2,000	160,300
NeoPhotonics Corp. *	30,000	249,000
PDF Solutions, Inc. * †	188,300	1,700,349
Photronics, Inc. *	250,000	2,462,500
Ultra Clean Holdings, Inc. *	150,000	1,882,500
		8,682,894
Software (10.2%)
Amber Road, Inc. * †	269,200	2,589,704
Appian Corp., Class A *	3,000	99,300
Carbon Black, Inc. *	430	9,107
FireEye, Inc. *	10,000	170,000
Tenable Holdings, Inc. *	1,677	65,202
Zscaler, Inc. *	4,500	183,510
Zuora, Inc. *	15,000	346,650
		3,463,473
Technology Hardware, Storage & Peripherals (7.3%)
Electronics for Imaging, Inc. *	40,000	1,363,200
Super Micro Computer, Inc. * †	55,000	1,133,550
		2,496,750
Thrifts & Mortgage Finance (0.3%)
LendingTree, Inc. *	500	115,050
Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A †	5,000	229,400
Total Common Stocks
(Cost $24,169,361)		$28,057,423

Closed-End Funds (4.3%)
Tekla Healthcare Investors	31,000	717,650
Tekla Life Sciences Investors	36,000	735,480
Total Closed-End Funds
(Cost $1,422,490)		1,453,130

Short-Term Investments (17.0%)
Money Market Fund (17.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.91% (a)
(Cost $5,764,814)	5,764,814	5,764,814

Total Investments (104.0%)
(Cost $31,356,665)		35,275,367
Liabilities in Excess of Other Assets (-4.0%)		(1,372,135)
Net Assets (100.0%)		$33,903,232

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2018
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,067,800.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Funds

September 30, 2018

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF currently offer two classes, the Retail Class and the Institutional Class.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:  Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2018.

Investment Transactions:  Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency:  Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the three months ended September 30, 2018.

Allocation of Expenses:  Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes:  It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of September 30, 2018, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of September 30, 2018, open tax years for federal and NYS purposes include the tax years ended December 31, 2014 through December 31, 2017. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of September 30, 2018, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$103,307,895	$54,979,479	$28,057,423
Closed-End Funds	-	-	1,453,130
Short-Term
Investments	1,659,953	625,511	5,764,814
Liabilities
Securities Sold Short(2)	(6,501,345)	(4,196,095)	-
Total	$98,466,503	$51,408,895	$35,275,367
(1) As of September 30, 2018, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Short Sale Transactions

During the nine months ended September 30, 2018, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to-market to reflect current value.  The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding.  To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions.  At September 30, 2018, the market value of securities separately segregated to cover short positions was $6,538,375, $6,078,170, and $1,067,800 for NGF, NAGF, and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $6,622,997, $4,394,738, and $25,487 pledged as collateral with a broker in connection with open short positions for NGF, NAGF, and NSCGF, respectively. Securities sold short at September 30, 2018 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for NGF and NAGF.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5.	Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the nine months ended September 30, 2018. As a result, this company is deemed to be an affiliate of NAGF as defined by the 1940 Act. Transactions during the period in this affiliated company were as follows:

	Share			Share	Net Change
	Balance			Balance	in Unrealized	Realized		Value
	Dec. 31,			Sep. 30,	Appreciation	Gains	Dividend	Sep. 30,
Security Name	2017	Purchases	Sales	2018	(Depreciation)	(Losses)	Income	2018
GSE
Systems, Inc.	1,120,000	—	—	1,120,000	$ 392,000	—	—	$4,032,000

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of September 30, 2018, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$43,137,668	$60,419,780	$(5,090,945)	$55,328,835
NAGF	23,246,749	30,648,266	(2,486,120)	28,162,146
NSCGF	31,356,665	5,287,030	(1,368,327)	3,918,703

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Needham Funds, Inc.

By /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date      11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date      11/19/2018

By /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date      11/19/2018